Earnings per Share (Schedule of Calculation of Basic and Diluted Net Income Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net loss attributable to Stratasys Ltd.	$ (77,219)	$ (1,372,835)	$ (119,420)
Adjustment of redeemable non-controlling interest to redemption amount		(1,800)
Net loss attributable to Stratasys Ltd. for basic loss per share	(77,219)	(1,374,635)	(119,420)
Adjustment of deferred payments liability revaluation	830
Net loss attributable to Stratasys Ltd. for diluted loss per share	$ (78,049)	$ (1,374,635)	$ (119,420)
Denominator:
Add: Weighted average shares - denominator for basic net loss per share	52,330	51,592	50,019
Add: Shares settlement presumed for deferred payments liability	252
Denominator for diluted loss per share	52,582	51,592	50,019
Net loss per share
Basic	$ (1.48)	$ (26.64)	$ (2.39)
Diluted	$ (1.48)	$ (26.64)	$ (2.39)